Note 18 - Segmented Information - Assets and Liabilities of Operating Segments (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Total assets	$ 136,878	$ 147,329
Liabilities	4,465	12,238
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Total assets	17,868
Liabilities	1,272
U.S. GoldMining Inc. [member] | U.S. GoldMining Canada [member]
Statement Line Items [Line Items]
Total assets	18,862	1,325
Liabilities	1,272	1,127
All other segments [member]
Statement Line Items [Line Items]
Total assets	118,016	146,004
Liabilities	$ 3,193	$ 11,111